COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Feb. 28, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Future minimum payments under non-cancellable operating leases as of February 28, 2017 were as follows:

Fiscal year ending
February 2018	$171,532,978
February 2019	166,678,297
February 2020	149,165,037
February 2021	123,118,320
February 2022	97,004,388
Thereafter	166,778,464
Total	$874,277,484